Related party transactions (Details) - USD ($)			1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 24, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jan. 31, 2019	Feb. 07, 2020	Jan. 31, 2018
Related Party Transaction [Line Items]
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Number of common stock shares into which warrants may be converted (in shares)		3,358,732
Exercise price of warrants (in dollars per share)		$ 1.45
Quarterly vesting period		3 years
Warrants
Related Party Transaction [Line Items]
Warrants lapsed (in shares)				2,798,944
Private placement
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)		26,306,765
Share price (in dollars per share)		$ 0.0143
Exercise price of warrants (in dollars per share)		$ 1.45
Private placement | Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares of common stock subscribed (in shares)		33,231,410
Number of common stock shares into which warrants may be converted (in shares)		4,984,711
Share price (in dollars per share)		$ 1.43
Exercise price of warrants (in dollars per share)		$ 1.58
Private placement | Former Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares of common stock subscribed (in shares)		90,495
Number of common stock shares into which warrants may be converted (in shares)		13,574
Share price (in dollars per share)		$ 1.43
Exercise price of warrants (in dollars per share)		$ 1.58
Consulting Agreement | Affiliated entity
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)		3,358,732	3,358,732	3,358,732	3,358,732
Exercise price of warrants (in dollars per share)		$ 1.44	$ 1.43	$ 1.43	$ 1.43
Monthly consultancy expense		$ 75,000			$ 75,000
Quarterly vesting period		3 years			3 years
Due to related parties	$ 7,000					$ 0
Consultancy fees | Affiliated entity
Related Party Transaction [Line Items]
Expenses from related party transactions	20,000			$ 450,000		0
Warrant vesting expense | Affiliated entity
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 19,000			$ 494,000		$ 0
Assignment and Assumption Agreement | Warrants
Related Party Transaction [Line Items]
Warrants lapsed (in shares)			2,798,944
Assignment and Assumption Agreement | Beneficial owner
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)							2,938,891
Warrants vested (in shares)			489,815	489,815	489,815
Assignment and Assumption Agreement | Beneficial owner | Subsequent event
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)							2,938,891
Assignment and Assumption Agreement | Director
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)							419,841
Warrants vested (in shares)			69,973	69,973	69,973
Assignment and Assumption Agreement | Director | Subsequent event
Related Party Transaction [Line Items]
Number of common stock shares into which warrants may be converted (in shares)							419,841